RELATED PARTY TRANSACTIONS (Schedule of Revenues and Purchases) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Revenues earned from		$ 0	$ 280
Concession cost purchase from related party		0	144
AM Advertising [Member]
Related Party Transaction [Line Items]
Revenues earned from	[1]	0	2
Concession cost purchase from related party	[1]	0	142
AM Jinshi [Member]
Related Party Transaction [Line Items]
Revenues earned from	[1]	0	278
Concession cost purchase from related party	[1]	$ 0	$ 2

[1]	Entities in continuing operations sold some concession in certain airports to discontinued operation. Also continuing operations purchased some concession in certain airports from discontinued operation after the disposal.